AMSOUTH FUNDS

                                         SUPPLEMENT TO:

             CLASS A AND CLASS B SHARES COMBINED PROSPECTUS DATED DECEMBER 1, 2004
                 CLASS A AND CLASS B SHARES PROSPECTUSES DATED DECEMBER 1, 2004:

----------------------------------------------------------------------------------------------------
                AMSOUTH VALUE FUND                         AMSOUTH GOVERNMENT INCOME FUND
----------------------------------------------------------------------------------------------------
            AMSOUTH SELECT EQUITY FUND                     AMSOUTH LIMITED TERM BOND FUND
----------------------------------------------------------------------------------------------------
           AMSOUTH ENHANCED MARKET FUND                    AMSOUTH HIGH QUALITY BOND FUND
----------------------------------------------------------------------------------------------------
              AMSOUTH LARGE CAP FUND                  AMSOUTH HIGH QUALITY MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------
            AMSOUTH CAPITAL GROWTH FUND                    AMSOUTH FLORIDA TAX-EXEMPT FUND
----------------------------------------------------------------------------------------------------
               AMSOUTH MID CAP FUND                       AMSOUTH TENNESSEE TAX-EXEMPT FUND
----------------------------------------------------------------------------------------------------
              AMSOUTH SMALL CAP FUND                       AMSOUTH PRIME MONEY MARKET FUND
----------------------------------------------------------------------------------------------------
         AMSOUTH INTERNATIONAL EQUITY FUND           AMSOUTH TREASURY RESERVE MONEY MARKET FUND
----------------------------------------------------------------------------------------------------
               AMSOUTH BALANCED FUND                    AMSOUTH TAX-EXEMPT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------
     AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE       AMSOUTH STRATEGIC PORTFOLIOS: GROWTH & INCOME
                 GROWTH PORTFOLIO                                     PORTFOLIO
----------------------------------------------------------------------------------------------------
       AMSOUTH STRATEGIC PORTFOLIOS: GROWTH        AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH &
                     PORTFOLIO                                    INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------

                CLASS I SHARES PROSPECTUS DATED DECEMBER 1, 2004
              MONEY MARKET FUNDS PROSPECTUS DATED DECEMBER 1, 2004

                         SUPPLEMENT DATED: JUNE 27, 2005

THIS SUPPLEMENT AMENDS INFORMATION IN THE AMSOUTH FUNDS CLASS A AND CLASS B SHARES PROSPECTUSES, CLASS I SHARES PROSPECTUS AND MONEY MARKET FUNDS PROSPECTUS DATED DECEMBER 1, 2004 AND SUPERSEDES ANY INFORMATION TO THE CONTRARY THEREIN:

      AmSouth Asset Management, Inc. ("AAMI") is an indirect, wholly-owned subsidiary of AmSouth Bancorporation. AAMI and AmSouth Bancorporation have entered into an agreement (the "Agreement") with Pioneer Investment Management, Inc. ("Pioneer") pursuant to which Pioneer would acquire all of AAMI's investment management business relating to the AmSouth Funds.

      Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is a part of the global asset management group providing investment management and financial services to mutual fund, institutional and other clients. As of December 31, 2004, assets under management of UniCredito Italiano S.p.A were approximately $175 billion worldwide, including approximately $42 billion in assets under management by Pioneer. Pioneer's main office is located at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating, in 1928, one of the first mutual funds.

      The Board of Trustees of AmSouth Funds has approved the reorganization of each AmSouth Funds mutual fund (each, an "AmSouth mutual fund") into a corresponding Pioneer mutual fund. These reorganizations also have been approved by the Boards of Trustees of the Pioneer mutual funds. It is anticipated that shareholders of each AmSouth Fund mutual fund will be asked, at a meeting of shareholders to be held this fall, to consider the reorganization of that
AmSouth mutual fund into a similar mutual fund managed by Pioneer. In some cases, Pioneer will create the Pioneer mutual funds or classes into which AmSouth mutual funds or classes will reorganize. Complete details of the proposed reorganizations will be sent to shareholders along with proxy materials. If the reorganization is approved by shareholders of an AmSouth mutual fund, shareholders of that AmSouth mutual fund would become shareholders of the Pioneer mutual fund into which the AmSouth mutual fund is reorganized. A list of each AmSouth mutual fund and the existing Pioneer mutual fund or corresponding new Pioneer mutual fund with which it is expected to reorganize is set out below.

-------------------------------------------------------------------------------------------------
          AMSOUTH MUTUAL FUND                                PIONEER MUTUAL FUND
-------------------------------------------------------------------------------------------------
AmSouth Capital Growth Fund                       Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------------------------
AmSouth Large Cap Fund                            Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------------------------
AmSouth Enhanced Market Fund                      Pioneer Fund
-------------------------------------------------------------------------------------------------
AmSouth Value Fund                                Pioneer Value Fund
-------------------------------------------------------------------------------------------------
AmSouth Mid Cap Fund                              Pioneer Mid Cap Value Fund
-------------------------------------------------------------------------------------------------
AmSouth Small Cap Fund                            Pioneer Growth Opportunities Fund
-------------------------------------------------------------------------------------------------
AmSouth International Equity Fund                 Pioneer International Core Equity Fund
-------------------------------------------------------------------------------------------------
AmSouth Select Equity Fund                        Pioneer Focused Equity Fund
-------------------------------------------------------------------------------------------------
AmSouth Balanced Fund                             Pioneer Classic Balanced Fund
-------------------------------------------------------------------------------------------------
AmSouth Strategic Portfolios: Aggressive Growth   Pioneer Ibbotson Aggressive Allocation Fund
Portfolio
-------------------------------------------------------------------------------------------------
AmSouth Strategic Portfolios: Growth Portfolio    Pioneer Ibbotson Growth Allocation Fund
-------------------------------------------------------------------------------------------------
AmSouth Strategic Portfolios: Growth and Income   Pioneer Ibbotson Moderate Allocation Fund
Portfolio
-------------------------------------------------------------------------------------------------
AmSouth Strategic Portfolios: Moderate Growth &   Pioneer Ibbotson Moderate Allocation Fund
Income Portfolio
-------------------------------------------------------------------------------------------------
AmSouth High Quality Bond Fund                    Pioneer Bond Fund
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
              AMSOUTH MUTUAL FUND                              PIONEER MUTUAL FUND
-------------------------------------------------------------------------------------------------
AmSouth Florida Tax-Exempt Fund                   Pioneer Florida Tax Free Income Fund
-------------------------------------------------------------------------------------------------
AmSouth High Quality Municipal Bond Fund          Pioneer Tax Free Income Fund
-------------------------------------------------------------------------------------------------
AmSouth Tennessee Tax-Exempt Fund                 Pioneer Tax Free Income Fund
-------------------------------------------------------------------------------------------------
AmSouth Government Income Fund                    Pioneer America Income Trust
-------------------------------------------------------------------------------------------------
AmSouth Limited Term Bond Fund                    Pioneer Short Term Income Fund
-------------------------------------------------------------------------------------------------
AmSouth Treasury Reserve Money Market Fund        Pioneer Cash Reserves Fund
-------------------------------------------------------------------------------------------------
AmSouth Prime Money Market Fund                   Pioneer Cash Reserves Fund
-------------------------------------------------------------------------------------------------
AmSouth Tax-Exempt Money Market Fund              Pioneer Tax Free Money Market Fund
-------------------------------------------------------------------------------------------------
AmSouth Institutional Prime Obligations Money     Pioneer Institutional Money Market Fund
Market Fund
-------------------------------------------------------------------------------------------------

      The reorganizations are expected to be structured as tax-free transactions for federal income tax purposes. Redemptions or transfers from an AmSouth mutual fund prior to completion of the reorganization may result in tax consequences. You should consult with a competent tax adviser about your individual circumstances. Consummation of the reorganization of any AmSouth mutual fund is subject to a number of conditions, including approval by shareholders of the AmSouth mutual fund. The new Pioneer mutual funds that will result from the reorganizations are not yet available for sale.

      If you have any questions concerning the reorganizations, please feel free to contact AmSouth Funds at 1-800-451-8382 or www.amsouthfunds.com.

                                      -3-